Restricted Share Units	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Restricted Share Units

10. Restricted Share Units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the three months ended March 31, 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2021	576,000	$0.62
Granted	6,620,641	0.17
Vested	(2,373,900)	0.18
Unvested as at December 31, 2022	4,822,741	$0.22
Unvested as at March 31, 2023 (ii)	4,822,741	$0.22

(i)	On January 10, 2022, the Company granted 500,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $122,249 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).
(ii)	Includes 1,507,580 RSU’s which had vested as of March 31, 2023 but had not been converted to Common Shares.

13. Restricted share units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

The following table summarizes the RSU activity during the year ended December 31, 2022:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2020	988,990	$0.39
Granted	1,348,434	0.38
Vested	(1,516,299)	0.41
Forfeited	(245,125)	0.52
Unvested as at December 31, 2021	576,000	$0.62
Granted	6,620,641	0.17
Vested	(2,373,900)	0.18
Unvested as at December 31, 2022	4,822,741	$0.22

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

(i) On January 1, 2021, the Company granted 735,383 RSUs to a consultant of the Company. 245,128 RSUs vested immediately with the remaining RSUs vesting in one twelfth increments per month. During the year ended 2021, a total of 490,258 RSUs vested, and in July 2021, the consultant forfeited the remaining 245,125 unvested RSUs, resulting in a reversal of share-based compensation of $64,870. The vesting of these RSUs resulted in stock-based compensation of $nil for the year ended December 31, 2022 and $199,542 for the year ended December 31, 2021, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii) On July 1, 2021, the Company granted 17,823 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $nil for the year ended December 31, 2022 and $4,026 for the year ended December 31, 2021, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii) On August 5, 2021, the Company granted 595,228 RSUs to consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $nil for the year ended December 31, 2022 and $100,022 for the year ended December 31, 2021, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv) On January 10, 2022, the Company granted 500,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $122,249 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(v) On April 29, 2022, the Company granted 76,750 RSUs to certain consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $16,800 for the year ended December, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(vi) On June 30, 2022, the Company granted 15,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $2,328 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(vii) On September 29, 2022 the Company granted 33,000 RSUs to two consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $2,889 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(viii) On October 31, 2022 the Company granted 1,599,150 RSUs to two consultants of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $111,304 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(ix) On November 17, 2022 the Company granted 4,396,741 RSUs to certain key management of the Company. The RSUs vest in one third increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $79,504 for the year ended December 31, 2022, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.